Fair Value Disclosures Fair Value Table (Details) - USD ($) $ in Thousands	Mar. 31, 2017		Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior notes, net	$ 241,738	[1]	$ 0
Notes Payable, Fair Value Disclosure	$ 251,875		$ 0

[1]	(1) The carrying value for the Senior Notes, as presented, is net of the unamortized discount of $2.6 million and $5.7 million of debt issuance costs. The unamortized discount and debt issuance costs are not factored into the estimated fair value.